Interim Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]	Treasury capital [Member]	Additional paid-in capital [Member]	Retained capital [Member]	Total
Balance, value at Dec. 31, 2019	$ 157	$ (1,898)	$ 101,327	$ 36,716	$ 136,302
Balance, shares at Dec. 31, 2019	40,742,355	(2,092,376)
Share-based compensation expense	$ 0	$ 0	817	0	817
Exercise of share options		$ 0	58	0	58
Exercise of share option, Shares	23,557	0
Net income	$ 0	$ 0	0	2,780	2,780
Balance, value at Mar. 31, 2020	$ 157	$ (1,898)	102,202	39,496	139,957
Balance, shares at Mar. 31, 2020	40,765,912	(2,092,376)
Balance, value at Dec. 31, 2019	$ 157	$ (1,898)	101,327	36,716	136,302
Balance, shares at Dec. 31, 2019	40,742,355	(2,092,376)
Net income					8,088
Balance, value at Jun. 30, 2020	$ 158	$ (1,898)	103,428	44,804	146,492
Balance, shares at Jun. 30, 2020	41,124,714	(2,092,376)
Balance, value at Dec. 31, 2019	$ 157	$ (1,898)	101,327	36,716	136,302
Balance, shares at Dec. 31, 2019	40,742,355	(2,092,376)
Net income					21,778
Balance, value at Dec. 31, 2020	$ 171	$ (1,898)	170,497	58,494	$ 227,264
Balance, shares at Dec. 31, 2020	45,365,354	(2,092,376)			43,272,978
Balance, value at Mar. 31, 2020	$ 157	$ (1,898)	102,202	39,496	$ 139,957
Balance, shares at Mar. 31, 2020	40,765,912	(2,092,376)
Share-based compensation expense	$ 0	$ 0	951	0	951
Exercise of share options	$ 1	$ 0	275	0	276
Exercise of share option, Shares	358,802	0
Net income	$ 0	$ 0	0	5,308	5,308
Balance, value at Jun. 30, 2020	$ 158	$ (1,898)	103,428	44,804	146,492
Balance, shares at Jun. 30, 2020	41,124,714	(2,092,376)
Issuance of shares	$ 12	$ 0	64,308	0	64,320
Issuance of shares, Shares	4,025,000
Share-based compensation expense	$ 0	0	2,467	0	2,467
Exercise of share options	$ 1	$ 0	294	0	295
Exercise of share option, Shares	215,640	0
Net income	$ 0	$ 0	0	13,690	13,690
Balance, value at Dec. 31, 2020	$ 171	$ (1,898)	170,497	58,494	$ 227,264
Balance, shares at Dec. 31, 2020	45,365,354	(2,092,376)			43,272,978
Share-based compensation expense	$ 0	$ 0	1,211	0	$ 1,211
Exercise of share options		$ 0	161	0	161
Exercise of share option, Shares	57,227	0
Net income	$ 0	$ 0	0	13,360	13,360
Balance, value at Mar. 31, 2021	$ 171	$ (1,898)	171,869	71,854	241,996
Balance, shares at Mar. 31, 2021	45,422,581	(2,092,376)
Balance, value at Dec. 31, 2020	$ 171	$ (1,898)	170,497	58,494	$ 227,264
Balance, shares at Dec. 31, 2020	45,365,354	(2,092,376)			43,272,978
Net income					$ 29,012
Balance, value at Jun. 30, 2021	$ 172	$ (1,898)	173,383	87,506	$ 259,163
Balance, shares at Jun. 30, 2021	45,804,862	(2,092,376)			43,712,486
Balance, value at Mar. 31, 2021	$ 171	$ (1,898)	171,869	71,854	$ 241,996
Balance, shares at Mar. 31, 2021	45,422,581	(2,092,376)
Share-based compensation expense	$ 0	$ 0	1,470	0	1,470
Exercise of share options	$ 1	$ 0	44	0	45
Exercise of share option, Shares	382,281	0
Net income	$ 0	$ 0	0	15,652	15,652
Balance, value at Jun. 30, 2021	$ 172	$ (1,898)	$ 173,383	$ 87,506	$ 259,163
Balance, shares at Jun. 30, 2021	45,804,862	(2,092,376)			43,712,486